Consolidated statement of profit or loss - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interest income:
Deposits	$ 71,009	$ 92,549	$ 80,622
Investment securities	65,435	50,806	32,426
Interest income on loans and advances to customers	632,020	641,677	566,212
Total interest income	768,464	785,032	679,260
Interest expense:
Deposits	(289,567)	(300,890)	(217,042)
Securities sold under repurchase agreements	(8,485)	(11,675)	(9,232)
Borrowings and debt	(198,516)	(212,636)	(219,219)
Lease liabilities	(714)	(620)	(584)
Total interest expense	(497,282)	(525,821)	(446,077)
Net interest income	271,182	259,211	233,183
Other income (expense):
Fees and commissions, net	59,013	44,401	32,519
Gain (loss) on financial instruments, net	8,231	(483)	(45)
Other income	1,144	507	462
Total other income, net	68,388	44,425	32,936
Total revenues	339,570	303,636	266,119
Impairment losses on financial instruments	(22,119)	(17,299)	(27,463)
Operating expenses:
Salaries and other employee expenses	(55,420)	(51,923)	(47,232)
Depreciation and amortization of equipment, right-of-use and leasehold improvements	(2,854)	(2,499)	(2,280)
Amortization of intangible assets	(1,978)	(1,064)	(814)
Other expenses	(30,317)	(24,978)	(22,172)
Total operating expenses	(90,569)	(80,464)	(72,498)
Profit for the year	$ 226,882	$ 205,873	$ 166,158
Per share data:
Basic earnings per share (in dollars per share)	$ 6.11	$ 5.60	$ 4.55
Weighted average basic shares (in shares)	37,152	36,740	36,481